GOING CONCERN UNCERTAINTIES (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Deficit	$ (199,959)	$ (160,860)	$ (78,928)	$ (85,582)	$ (65,889)
Net Current Liability	288,786	245,683		$ 106,899
Going Concern [Member]
Shareholders' Deficit	(199,959)	(160,860)
Net Current Liability	$ 180,649	$ 160,860